Net Deferred Tax Assets And liabilities (Detail) (USD $)	May 31, 2014	May 31, 2013
Schedule Of Income Taxes [Line Items]
Accrued salary and expenses	$ 159,300	$ 291,100
Debt discount amortization		(118,100)
Valuation allowance	(159,300)	(173,000)
Deferred Tax Assets, Net, Current, Total	0	0
Net operating loss	9,957,400	8,256,000
Debt discount	(663,700)	(1,659,300)
Expense on non-qualified stock options	2,893,300	2,928,000
Other	176,200	155,500
Valuation allowance	(12,363,200)	(9,680,200)
Deferred Tax Assets, Net, Noncurrent, Total	$ 0	$ 0